PREPAIDS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS

	December 31, 2022	December 31, 2021
Insurance	$1,148,455	$2,938,246
Prepaid director fees	-	107,763
Prepaid interest	1,889	6,969
Prepaid marketing services	733,417	1,638,179
Prepaid rent	12,485	-
Prepaid subscriptions	29,194	35,687
Deposits(1)	382,284	768,033
	$2,307,724	$5,494,877